Measurement of credit losses on financial instrument - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	$ 10,795	$ 3,205	$ 3,205	$ 2,065
Incremental allowance for expected uncollectible amount	$ 7,199
Cumulative Effect, Period of Adoption, Adjustment [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current		$ 1,076